UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2009

Date of reporting period:	December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO High Income Fund Schedule of Investments

December 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—67.7%
Airlines—1.4%
$8,760	American Airlines, Inc., 8.608%, 10/1/12 (f)	Ba3/BB-	$5,694,000
10,997	Continental Airlines, Inc., 6.92%, 4/2/13 (a)(b)(f)	NR/NR	10,321,480
			16,015,480

Automotive—1.5%
3,400	ArvinMeritor, Inc., 8.75%, 3/1/12	B2/B	1,853,000
1,000	Cooper-Standard Automotive, Inc., 8.375%, 12/15/14	Caa3/C	180,000
	Ford Motor Co.,
5,000	7.125%, 11/15/25	Ca/CCC-	1,200,000
4,350	7.45%, 7/16/31	Ca/CCC-	1,239,750
5,900	7.50%, 8/1/26	Ca/CCC-	1,416,000
5,000	9.215%, 9/15/21	Ca/CCC-	1,175,000
	General Motors Corp.,
20,000	7.125%, 7/15/13	C/C	3,750,000
20,000	9.40%, 7/15/21	C/C	3,500,000
4,284	Tenneco Automotive, Inc., 10.25%, 7/15/13	Ba3/BB	2,677,500
			16,991,250

Banking—1.4%
19,350	Wachovia Capital Trust III, 5.80%, 3/15/11, VRN (g)	A3/A-	11,421,531
5,361	Wachovia Capital Trust V, 7.965%, 6/1/27, VRN (a)(d)	A2/A-	4,445,679
			15,867,210

Building/Construction—0.3%
10,885	Ahern Rentals, Inc., 9.25%, 8/15/13	Caa1/B+	2,231,425
€2,000	Grohe Holding GmbH, 8.625%, 10/1/14	B3/CCC+	959,134
			3,190,559

Chemicals—0.2%
$18,925	Ineos Group Holdings PLC, 8.50%, 2/15/16 (a)(d)	Caa2/CCC	1,797,875

Computer Services—0.6%
1,750	First Data Corp., 9.875%, 9/24/15 (a)(d)	B3/B	1,067,500
9,000	SunGard Data Systems, Inc., 10.25%, 8/15/15	Caa1/B-	5,985,000
			7,052,500

Consumer Products—0.4%
6,720	NPC International, Inc., 9.50%, 5/1/14	Caa1/CCC+	4,905,600

Containers & Packaging—0.3%
7,500	Berry Plastics Holding Corp., 8.875%, 9/15/14	Caa1/CCC+	3,300,000

Electronics—1.1%
9,200	Sanmina-SCI Corp., 8.125%, 3/1/16	B3/B-	3,634,000
19,375	Sensata Technologies BV, 8.00%, 5/1/14	Caa1/CCC+	8,815,625
			12,449,625

Energy—0.4%
9,120	Enterprise Products Operating L.P., 8.375%, 8/1/66, FRN	Ba1/BB	5,021,727

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services—36.9%
$12,593	AES Ironwood LLC, 8.857%, 11/30/25	B1/B+	$11,019,278
8,570	AGFC Capital Trust I, 6.00%, 1/15/67, VRN (a)(d)	Baa3/B	2,048,873
8,200	American Express Bank, 0.601%, 5/29/12, FRN	A1/A+	6,766,205
7,489	American Express Co., 6.80%, 9/1/66, VRN	Baa1/BBB+	3,881,436
	American General Finance Corp.,
15,000	2.267%, 3/2/10, FRN	Baa1/NR	9,395,925
9,475	4.00%, 3/15/11	Baa1/BBB	4,596,995
10,000	5.40%, 12/1/15	Baa1/BBB	3,739,950
2,515	5.85%, 6/1/13	Baa1/BBB	955,964
3,000	6.90%, 12/15/17	Baa1/BBB	1,299,936
	American International Group, Inc.,
7,000	1.625%, 3/20/12, FRN	A3/NR	4,390,372
2,500	4.25%, 5/15/13	A3/A-	1,844,188
4,500	5.05%, 10/1/15	A3/A-	3,021,503
€3,500	5.112%, 4/26/11	NR/NR	2,781,740
$3,000	5.375%, 10/18/11	A3/A-	2,469,291
13,150	5.85%, 1/16/18	A3/A-	8,828,068
14,814	6.25%, 5/1/36	A3/A-	8,338,238
32,050	8.175%, 5/15/68, VRN (a)(d)	Baa1/BBB	12,483,347
60,750	8.25%, 8/15/18 (a)(d)	A3/A-	44,529,689
£22,350	8.625%, 5/22/68, VRN (b)	Baa1/BBB	10,925,466
$12,500	AmSouth Bancorp, 6.75%, 11/1/25	A3/A-	11,075,475
10,435	Bank of America Corp., 8.125%, 5/15/18, FRN (g)	A1/A-	7,818,424
160	BankAmerica Capital II, 8.00%, 12/15/26	Aa3/A-	131,052
1,050	Bear Stearns Cos., Inc., 3.65%, 1/31/11, FRN	Aa2/NR	964,450
5,000	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (a)(d)	Caa3/B-	1,025,000
1,300	Caelus Re Ltd., 8.453%, 6/7/11, FRN (a)(d)	NR/BB+	1,242,280
7,700	Chukchansi Economic Development Authority, 8.00%, 11/15/13 (a)(d)	B2/B+	3,599,750
	CIT Group, Inc.,
5,000	3.765%, 4/27/11, FRN (i)	Baa1/BBB+	4,275,950
3,000	4.25%, 2/1/10	Baa1/BBB+	2,751,009
650	4.75%, 12/15/10	Baa1/BBB+	572,425
1,800	5.20%, 11/3/10	Baa1/BBB+	1,560,528
5,650	5.20%, 6/1/15	Baa1/BBB+	3,971,577
2,650	5.60%, 4/27/11	Baa1/BBB+	2,238,516
2,650	5.60%, 11/2/11	Baa1/BBB+	2,162,063
3,000	5.80%, 7/28/11	Baa1/BBB+	2,515,287
6,550	7.625%, 11/30/12	Baa1/BBB+	5,533,728
3,355	Citigroup Capital XXI, 8.30%, 12/21/77, VRN	A3/BBB	2,593,338
	Citigroup, Inc.,
200	6.50%, 8/19/13	A2/A	202,016
37,175	8.40%, 4/30/18, FRN (g)	Baa2/BBB	24,592,750
1,100	First Horizon National Corp., 4.50%, 5/15/13	Baa2/BBB-	764,754
9,500	First Union Institutional Capital II, 7.85%, 1/1/27	A2/A-	7,802,265
	Ford Motor Credit Co. LLC,
27,000	8.00%, 12/15/16	Caa1/CCC+	17,609,319
6,000	12.00%, 5/15/15	Caa1/B	4,484,982
€5,000	General Electric Capital Corp., 5.50%, 9/15/67, VRN	Aa1/AA+	3,932,310
$16,270	General Motors Acceptance Corp. LLC, 8.00%, 11/1/31	C/CC	9,536,839
	Goldman Sachs Group, Inc.,
5,000	6.15%, 4/1/18	A1/A	4,813,110

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$2,500	6.25%, 9/1/17	A1/A	$2,428,070
2,000	6.75%, 10/1/37	A2/A-	1,628,242
5,000	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Aa3/A	4,407,805
8,521	ILFC E-Capital Trust I, 5.90%, 12/21/65, VRN (a)(d)	NR/NR	2,731,952
1,585	ILFC E-Capital Trust II, 6.25%, 12/21/65, VRN (a)(d)	NR/NR	662,646
	International Lease Finance Corp.,
€15,000	4.62%, 8/15/11, FRN	Baa1/A-	14,892,494
$15,500	4.875%, 9/1/10	Baa1/A-	12,154,635
3,935	5.00%, 9/15/12	Baa1/A-	2,713,737
1,950	5.55%, 9/5/12	Baa1/A-	1,346,184
14,300	5.75%, 6/15/11	Baa1/A-	10,434,181
18,000	6.29%, 10/15/17 (f)	NR/A-	11,148,937
1,500	6.625%, 11/15/13	Baa1/A-	1,011,632
	JET Equipment Trust (a)(d)(e)(f),
91	7.63%, 2/15/15	NR/NR	342
242	10.00%, 12/15/13	NR/NR	169,550
2,050	JPMorgan Chase & Co., 7.90%, 4/30/18, FRN (g)	A1/A-	1,709,753
18,445	KRATON Polymers LLC, 8.125%, 1/15/14	Caa1/CCC	7,470,225
100	Merrill Lynch & Co., Inc., 5.45%, 2/5/13	A2/A	96,211
	Morgan Stanley, FRN,
6,000	4.57%, 1/9/12	A2/A	4,737,456
1,500	4.62%, 1/9/14	A2/A	1,039,874
3,500	4.953%, 10/18/16	A2/A	2,412,392
3,150	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, FRN (g)	A2/BBB+	2,197,657
10,975	National City Bank, 6.20%, 12/15/11	A1/A-	10,309,608
3,705	NSG Holdings LLC, 7.75%, 12/15/25 (a)(d)	Ba2/BB	2,908,425
3,800	Nuveen Investments, Inc., 10.50%, 11/15/15 (a)(d)	Caa1/CCC+	859,750
3,100	Pricoa Global Funding I, 3.565%, 1/30/12, FRN (a)(d)	Aa3/AA	2,337,589
2,000	Residential Reinsurance Ltd., 8.953%, 6/6/11, FRN (a)(d)	NR/BB	1,935,600
£2,347	Royal Bank of Scotland PLC, 9.644%, 4/6/11, FRN (f)	NR/NR	2,042,335
	SLM Corp.,
$7,701	3.25%, 1/1/14, FRN	Baa2/BBB-	4,132,434
€10,900	4.75%, 3/17/14	Baa2/BBB-	9,053,043
$22,735	8.45%, 6/15/18	Baa2/BBB-	18,001,505
2,500	SMFG Preferred Capital Ltd., 9.50%, 7/25/18, FRN (a)(d)(g)	A2/BBB+	2,381,555
896	State Street Capital Trust III, 8.25%, 3/15/11, VRN (g)	A1/A	692,778
8,453	Universal City Development Partners, 11.75%, 4/1/10	B1/B+	5,473,318
8,030	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	3,693,800
2,000	USB Capital IX, 6.189%, 4/15/11, VRN (g)	A1/A+	940,404
			421,241,780

Food—0.8%
5,500	American Stores Co., 8.00%, 6/1/26	B1/B+	3,465,000
1	Dole Foods Co., Inc., 8.875%, 3/15/11	Caa2/B-	512
5,929	Ingles Markets, Inc., 8.875%, 12/1/11	B2/B+	5,187,875
			8,653,387

Healthcare & Hospitals—3.0%
7,725	Biomet, Inc., 11.625%, 10/15/17	Caa1/B-	6,643,500
	HCA, Inc.,
10,000	7.19%, 11/15/15	Caa1/B-	5,588,830

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Healthcare & Hospitals (continued)
$6,200	7.50%, 12/15/23	Caa1/B-	$2,942,836
355	7.58%, 9/15/25	Caa1/B-	165,764
2,900	8.36%, 4/15/24	Caa1/B-	1,498,816
11,552	9.00%, 12/15/14	Caa1/B-	7,460,801
1,000	9.25%, 11/15/16	B2/BB-	920,000
4,075	9.625%, 11/15/16, PIK	B2/BB-	3,188,688
8,425	United Surgical Partners International, Inc., 8.875%, 5/1/17	Caa1/CCC+	5,813,250
			34,222,485

Hotels/Gaming—0.2%
8,679	Harrah’s Operating Co., Inc., 10.75%, 2/1/16 (a)(d)	Caa2/CCC	2,516,910

Machinery—0.2%
2,600	Chart Industries, Inc., 9.125%, 10/15/15	B3/B+	1,963,000

Multi-Media—0.9%
€6,045	Lighthouse International Co. S.A., 8.00%, 4/30/14 (a)(d)	B2/BB-	4,033,367
$2,895	Rogers Cable, Inc., 8.75%, 5/1/32	Baa3/BBB-	3,039,518
4,750	Unity Media GmbH, 10.375%, 2/15/15 (a)(d)	Caa1/B	3,746,563
			10,819,448

Oil & Gas—4.0%
9,825	Dynergy-Roseton Danskammer, Inc., 7.67%, 11/8/16	Ba3/B	6,981,891
	El Paso Corp.,
12,000	7.80%, 8/1/31	Ba3/BB-	7,878,036
13,000	8.05%, 10/15/30	Ba3/BB-	8,536,008
3,000	Enbridge Energy Partners L.P., 8.05%, 10/1/77, FRN	Baa3/BB+	1,462,230
13,675	Ferrellgas L.P., 8.75%, 6/15/12	B2/B-	9,640,875
6,000	OPTI Canada, Inc., 8.25%, 12/15/14	B2/BB	3,270,000
	SandRidge Energy, Inc.,
4,200	8.00%, 6/1/18 (a)(d)	B3/B-	2,352,000
10,025	8.625%, 4/1/15, PIK	B3/B-	5,313,250
15,460	SemGroup L.P., 8.75%, 11/15/15 (a)(d)(e)	NR/NR	618,400
			46,052,690

Paper/Paper Products—1.3%
8,750	Cascades, Inc., 7.25%, 2/15/13	Ba3/B+	4,506,250
	Georgia-Pacific LLC,
3,000	8.00%, 1/15/24	B2/B+	2,040,000
8,000	8.875%, 5/15/31	B2/B+	5,560,000
8,045	Verso Paper Holdings LLC, 9.125%, 8/1/14	B2/B+	3,218,000
			15,324,250

Printing/Publishing—0.7%
1,000	Dex Media, Inc., 8.00%, 11/15/13	B3/B-	190,000
7,706	Dex Media West LLC, 9.875%, 8/15/13	B2/B+	1,849,440
1,000	Hollinger, Inc., 11.875%, 3/1/11 (a)(b)(d)(e)(f)	NR/NR	249,583
3,075	Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	Caa1/B	814,875
33,425	RH Donnelley Corp., 8.875%, 1/15/16	Caa1/B-	5,180,875
			8,284,773

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Semi-conductors—0.6%
	Freescale Semiconductor, Inc.,
$13,675	8.875%, 12/15/14	B2/B-	$6,085,375
1,250	9.125%, 12/15/14, PIK	B2/B-	293,750
			6,379,125

Telecommunications—5.0%
20,425	Citizens Communications Co., 9.00%, 8/15/31	Ba2/BB	12,969,875
5,000	Embarq Corp., 7.082%, 6/1/16	Baa3/BBB-	3,855,135
	Hawaiian Telcom Communications, Inc. (e),
900	0.00%, 5/1/13, FRN	Ca/NR	51,750
8,815	9.75%, 5/1/13	Ca/NR	705,200
5,250	Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16 (a)(d)	B2/B+	3,701,250
7,840	Nortel Networks Ltd., 10.125%, 7/15/13	Caa2/B-	2,116,800
14,625	PanAmSat Corp., 6.875%, 1/15/28	B1/BB-	9,286,875
8,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B1/B+	7,320,000
954	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	686,880
6,170	Sprint Capital Corp., 8.75%, 3/15/32	Ba2/BB	4,172,592
2,250	TelCordia Technologies, Inc., 8.503%, 7/15/12, FRN (a)(d)	B2/B	1,102,500
	Telesat Canada (a)(d),
7,295	11.00%, 11/1/15	Caa1/B-	5,252,400
4,200	12.50%, 11/1/17	Caa1/B-	2,541,000
1,000	West Corp., 9.50%, 10/15/14	Caa1/B-	555,000
3,500	Wind Acquisition Finance S.A., 10.75%, 12/1/15 (a)(d)	B2/BB-	3,027,500
			57,344,757

Tobacco—3.9%
48,540	Reynolds American, Inc., 7.25%, 6/1/12	Baa3/BBB	45,074,098

Utilities—2.6%
2,000	Energy Future Holdings Corp., 11.25%, 11/1/17, PIK (a)(d)	B3/B-	980,000
19,450	Legrand Holding S.A., 8.50%, 2/15/25	Baa3/BBB	17,048,236
	Texas Competitive Electric Holdings Co. LLC (a)(d),
14,550	10.50%, 11/1/15	B3/CCC	10,403,250
2,940	10.50%, 11/1/16, PIK	B3/CCC	1,484,700
			29,916,186
	Total Corporate Bonds & Notes (cost—$1,095,763,616)		774,384,715

MORTGAGE-BACKED SECURITIES—6.8%
	American Home Mortgage Assets, CMO,
1,378	0.661%, 5/25/46, FRN	Aaa/AAA	544,770
555	0.661%, 9/25/46, FRN	Aaa/AAA	220,938
1,694	0.681%, 10/25/46, FRN	Aaa/AAA	593,235
596	2.956%, 2/25/47, FRN	Aaa/AAA	200,182
6,316	3.176%, 11/25/46, FRN	Aaa/AAA	2,149,340
3,328	6.25%, 6/25/37	Aaa/B+	1,503,973
493	American Home Mortgage Investment Trust, 5.66%, 9/25/45, CMO, FRN	Aa1/AAA	234,235
132	Banc of America Mortgage Securities, Inc., 5.432%, 2/25/36, CMO, FRN	NR/AAA	93,424
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
118	5.009%, 1/25/35, VRN	Aa2/AAA	81,632
1,390	5.472%, 5/25/47, VRN	NR/AAA	806,327
676	5.729%, 2/25/36, FRN	Aaa/AAA	361,642

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
$2,850	Bear Stearns Commercial Mortgage Securities, Inc., 5.70%, 6/11/50, CMO	NR/AAA	$2,122,943
596	Chase Mortgage Finance Corp., 5.431%, 3/25/37, CMO, FRN	A3/NR	380,312
	Citigroup Mortgage Loan Trust, Inc., CMO,
645	1.271%, 8/25/35, FRN (a)(d)	NR/AAA	530,558
150	4.683%, 3/25/34, VRN	Aaa/AAA	112,594
386	5.664%, 7/25/46, VRN	NR/AAA	196,968
2,657	5.938%, 3/25/37, VRN	NR/BB	1,254,028
2,770	6.014%, 9/25/37, VRN	NR/AAA	1,474,436
5,600	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49, CMO	Aaa/AAA	3,926,778
712	Citimortgage Alternative Loan Trust, 6.00%, 6/25/37, CMO	Aaa/NR	585,353
7,850	Commercial Mortgage Pass—Through Certificates, 5.306%, 12/10/46, CMO	Aaa/NR	5,753,481
	Countrywide Alternative Loan Trust, CMO,
1,065	0.661%, 9/25/46, FRN	Aaa/AAA	417,021
240	0.681%, 7/25/46, FRN	Aaa/AAA	104,636
3,118	0.703%, 12/20/46, FRN	Aaa/AAA	1,359,788
1,441	0.718%, 7/20/46, FRN	Aaa/AAA	592,208
84	0.731%, 6/25/35, FRN	Aaa/AAA	38,686
591	0.801%, 11/20/35, FRN	Aaa/AAA	296,685
761	3.256%, 12/25/35, FRN	Aaa/AAA	374,522
1,162	5.894%, 2/25/37, VRN	NR/AAA	626,576
845	6.00%, 11/25/36	Aaa/NR	432,145
460	6.50%, 6/25/36	A1/NR	225,494
264	Countrywide Home Loan Mortgage Pass—Through Trust, 6.086%, 9/25/47, CMO, VRN	NR/AAA	135,633
3,700	Credit Suisse Mortgage Capital Certificates, 6.218%, 2/15/41, CMO, VRN	NR/AAA	2,872,227
1,289	CS First Boston Mortgage Securities Corp., 5.435%, 9/15/34, CMO	Aaa/AAA	1,194,555
3,500	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/AAA	2,674,615
	GS Mortgage Securities Corp. II, CMO,
505	1.966%, 3/6/20, FRN (a)(d)	Aaa/AAA	372,504
5,700	5.56%, 11/10/39	Aaa/NR	4,538,558
	GSR Mortgage Loan Trust, CMO, VRN,
655	5.180%, 1/25/36	NR/AAA	452,567
639	5.346%, 11/25/35	NR/AAA	396,767
	Harborview Mortgage Loan Trust, CMO,
249	0.698%, 8/21/36, FRN	Aaa/AAA	101,461
1,131	0.761%, 7/19/46, FRN	Aaa/AAA	460,773
312	0.781%, 9/19/46, FRN	Aaa/AAA	127,556
1,264	3.106%, 12/19/36, FRN	Aaa/AAA	490,405
2,049	5.75%, 8/19/36, VRN	NR/AA	1,010,951
242	5.908%, 8/19/36, VRN	NR/AA-	124,389
533	Indymac IMSC Mortgage Loan Trust, 0.651%, 7/25/47, CMO, FRN	Aaa/AAA	230,237
	Indymac Index Mortgage Loan Trust, CMO,
948	0.661%, 9/25/46, FRN	Aaa/AAA	384,298
509	0.671%, 6/25/47, FRN	Aaa/AAA	223,372
226	0.681%, 5/25/46, FRN	Aaa/AAA	91,919
146	0.711%, 7/25/35, FRN	Aaa/AAA	65,404
569	5.099%, 9/25/35, VRN	Aaa/AAA	273,797
5,648	5.627%, 11/25/35, FRN	Aaa/AAA	2,816,616
	JP Morgan Chase Commercial Mortgage Securities Corp., CMO,
800	5.399%, 5/15/45	Aaa/AAA	612,557

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
$2,200	5.794%, 2/12/51, VRN	Aaa/AAA	$1,605,551
3,150	5.819%, 6/15/49, VRN	Aaa/AAA	2,234,735
1,193	JPMorgan Alternative Loan Trust, 5.55%, 10/25/36, CMO, VRN	Aaa/AAA	924,694
400	LB-UBS Commercial Mortgage Trust, 5.372%, 9/15/39, CMO	Aaa/AAA	315,005
316	Lehman Brothers Floating Rate Commercial Mortgage Trust, 1.275%, 9/15/21, CMO, FRN (a)(d)	Aaa/AAA	236,829
	Luminent Mortgage Trust, CMO, FRN,
653	0.641%, 12/25/36	Aaa/AAA	287,944
340	0.651%, 12/25/36	NR/AAA	137,599
239	0.671%, 10/25/46	Aaa/AAA	98,449
	MASTR Adjustable Rate Mortgages Trusts, CMO, FRN,
420	0.681%, 4/25/46	Aaa/AAA	165,440
676	0.711%, 5/25/37	A2/BB	296,622
	Merrill Lynch Alternative Note Asset, CMO,
900	0.771%, 3/25/37, FRN	B3/B+	247,661
782	5.625%, 6/25/37, VRN	A1/B	306,678
531	Merrill Lynch Mortgage Backed Securities Trust, 5.819%, 4/25/37, CMO, VRN	NR/AA	379,417
	Morgan Stanley Mortgage Loan Trust, CMO, FRN,
34	0.781%, 1/25/35	Aaa/AAA	18,065
156	5.416%, 6/25/36	Aaa/AAA	119,598
	Residential Accredit Loans, Inc., CMO, FRN,
385	0.721%, 8/25/37	Aaa/AAA	153,814
3,898	0.801%, 3/25/37	Aaa/BB-	1,154,079
	Residential Asset Securitization Trust, CMO,
504	0.921%, 12/25/36, FRN	Baa3/B	225,089
600	6.25%, 10/25/36	Ba3/AA	238,211
800	6.50%, 8/25/36	Baa1/B	237,860
230	Sequoia Mortgage Trust, 5.709%, 1/20/47, CMO, VRN	NR/AAA	153,595
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
1,717	0.651%, 9/25/47	Aaa/AAA	864,605
1,501	0.661%, 7/25/46	Aaa/AAA	657,138
521	0.691%, 5/25/46	Aaa/AAA	209,557
14,100	0.691%, 9/25/47	Aaa/AAA	2,591,102
3,151	Suntrust Alternative Loan Trust, 0.821%, 4/25/36, CMO, FRN	B1/NR	1,311,903
	Wachovia Bank Commercial Mortgage Trust, CMO, FRN (a)(d),
2,847	1.275%, 6/15/20	Aaa/AAA	2,020,898
7,205	1.285%, 9/15/21	Aaa/AAA	5,513,886
	WaMu Mortgage Pass—Through Certificates, CMO,
1,547	2.956%, 2/25/47, FRN	Aaa/AAA	576,320
1,239	2.956%, 3/25/47, FRN	Aaa/AAA	462,135
738	2.996%, 1/25/47, FRN	Aaa/AAA	272,891
951	3.016%, 4/25/47, FRN	Aaa/AAA	418,976
565	3.076%, 12/25/46, FRN	Aaa/AAA	212,376
400	4.019%, 1/25/47, FRN	Aaa/AAA	180,987
438	5.339%, 1/25/37, FRN	NR/A	247,270
1,656	5.449%, 2/25/37, VRN	NR/AAA	989,386
395	5.526%, 4/25/37, FRN	NR/BBB	208,545
278	5.605%, 12/25/36, FRN	NR/AAA	160,764
990	5.606%, 12/25/36, VRN	NR/AAA	492,721
673	5.653%, 5/25/37, FRN	NR/AAA	452,587

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
$874	5.706%, 2/25/37, VRN	NR/AA	$477,778
940	5.863%, 2/25/37, FRN	NR/BB	661,662
517	5.929%, 9/25/36, VRN	NR/AAA	299,418
323	Washington Mutual Alternative Mortgage Pass—Through Certificates, 3.226%, 5/25/46, CMO, FRN	Aaa/AAA	137,971
	Washington Mutual, Inc., CMO, FRN,
874	3.026%, 4/25/47	Aaa/AAA	241,152
868	3.096%, 5/25/47	Aaa/AAA	276,216
	Wells Fargo Mortgage Backed Securities Trust, CMO, FRN,
1,358	0.971%, 7/25/37	A2/NR	606,589
612	5.594%, 7/25/36	NR/AAA	337,651
474	6.033%, 9/25/36	A3/NR	283,474
	Total Mortgage-Backed Securities (cost—$91,227,544)		77,948,964

Shares
CONVERTIBLE PREFERRED STOCK—4.9%
Banking—2.5%
25,000	Fifth Third Bancorp, 8.50%, 12/31/49	NR/BBB	2,027,000
34,925	Wachovia Corp., 7.50%, 12/31/49	NR/NR	26,193,750
			28,220,750

Financial Services—2.4%
33,245	Bank of America Corp., 7.25%, 12/31/49	A1/A-	21,659,118
222,000	Citigroup, Inc., 6.50%, 2/15/15	Baa2/BBB	6,271,500
			27,930,618

Insurance—0.0%
32,900	American International Group, Inc., 8.50%, 8/1/11	NR/NR	279,650
	Total Convertible Preferred Stock (cost—$56,862,525)		56,431,018

Principal
Amount
(000)
SENIOR LOANS (a)(c)—3.8%
Chemicals—0.1%
	Ineos Group Ltd., Term A ,
$123	5.727%, 10/7/12		63,087
1,231	5.952%, 10/7/12		630,870
			693,957

Commercial Products—0.4%
7,893	Berry Plastics, 8.421%, 6/5/14 (b)		5,095,751

Electronics—0.6%
€10,700	Sensata Technologies, Inc., 11.25%, 1/15/14 (b)(d)(f)		6,716,571

Entertainment—0.2%
	Tribune Co., Term B, (e)
$3,449	5.25%, 6/4/14		985,456
9,932	5.25%, 6/4/14 (b)		1,928,399
			2,913,855

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services—0.9%
$19,750	Chrysler Financial Corp., 6.00%, 8/3/12		$10,382,852

Multi-Media—0.2%
2,650	CSC Holdings, Inc., 9.75%, 7/8/13 (b)		2,159,750

Printing/Publishing—0.1%
6,075	RH Donnelley, Inc., 11.75%, 5/15/15, Term B (d)		1,518,750

Recreation—0.4%
	Amadeus Global Travel (b),
1,211	2.436%, 4/8/13, Term B		522,551
1,211	2.936%, 4/8/14, Term C		554,055
€709	3.944%, 4/8/12, Term A		533,186
$6,912	Travelport, 3.709%, 8/23/13, Term DD		3,110,625
			4,720,417

Telecommunications—0.4%
	Integra Telecom, Inc., Term T (b),
1,607	5.709%, 8/31/13		964,235
1,344	6.446%, 8/31/13		806,723
1,008	7.219%, 8/31/13		605,042
2,985	West Corp., 7.25%, 10/24/13, Term B (b)		1,862,428
			4,238,428

Utilities—0.2%
	Texas Competitive Electric Holdings Co., Term B1,
15	3.949%, 10/10/14		10,522
2,970	5.368%, 10/10/14		2,072,708
			2,083,230

Wholesale—0.3%
	Roundy’s, Inc., Term B,
2,169	3.20%, 10/27/11 (b)		1,521,089
2,220	4.63%, 10/27/11		1,556,628
			3,077,717
	Total Senior Loans (cost—$84,590,342)		43,601,278

ASSET-BACKED SECURITIES—0.5%
900	GSAA Trust, 0.771%, 3/25/37, FRN	Aaa/AAA	269,511
135	Lehman XS Trust, 0.691%, 4/25/46, FRN	Aaa/AAA	53,407
1,200	Master Asset Backed Securities Trust, 0.681%, 11/25/36, FRN	B3/B	278,104
6,500	Merrill Lynch First Franklin Mortgage Loan Trust, 0.591%, 7/25/37, FRN	Baa2/AA	4,141,327
900	Morgan Stanley Mortgage Loan Trust, 0.831%, 4/25/37, FRN	Ba3/BB	327,416
637	Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, 7/2/17	Ba1/BB	579,305
	Total Asset-Backed Securities (cost—$5,950,402)		5,649,070

MUNICIPAL BONDS & NOTES—0.4%
Pennsylvania—0.4%
	Economic Dev. Financing Auth. Rev., VRN (j),
1,000	6.75%, 12/1/36	Ba3/NR	640,610
5,300	6.75%, 12/1/36, Ser. A	Ba3/NR	3,395,233
	Total Municipal Bonds & Notes (cost—$6,298,761)		4,035,843

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
SHORT-TERM INVESTMENTS—15.9%

U.S. Treasury Bills (h)—10.2%
$116,130	0.01%-0.37%,1/2/09-1/29/09 (cost—$116,129,849)		$116,129,849

Corporate Notes—3.6%
Chemicals—0.4%
5,500	Great Lakes Chemical Corp., 7.00%, 7/15/09	B2/B	4,922,500

Financial Services—1.2%
10,140	American General Finance Corp., 4.625%, 5/15/09	Baa1/BBB	8,697,514
	CIT Group, Inc.,
2,000	3.375%, 4/1/09	Baa1/BBB+	1,938,914
3,000	6.875%, 11/1/09	Baa1/BBB+	2,880,921
			13,517,349
Oil & Gas—2.0%
24,000	Ferrellgas L.P., 8.87%, 8/1/09 (a)(b)(f)	NR/NR	23,158,262
	Total Corporate Notes (cost—$43,407,597)		41,598,111

U.S. Government Agency Securities—0.1%
1,000	Federal Home Loan Bank Discount Notes, 0.17%, 2/4/09 (cost—$999,863)	A-1+/A-1	999,863

Repurchase Agreement—2.0%
22,420	State Street Bank & Trust Co., dated 12/31/08, 0.01%, due 1/2/09, proceeds $22,420,012; collateralized by U.S. Treasury Bills, zero coupon, due 1/15/09, valued at $22,870,000 including accrued interest (cost—$22,420,000)		22,420,000

	Total Short-Term Investments (cost—$182,957,309)		181,147,823

	Total Investments (cost—$1,523,650,499)—100.0%		$1,143,198,711

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustee, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $218,400,325 representing 19.10% of total investments.

(b)	Illiquid security.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2008.

(d)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Security in default.

(f)	Fair-valued securities with an aggregate value of $59,501,060, representing 5.2% of total investments.

(g)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated as collateral for swaps.

(i)	All or partial amount segregated as collateral for reverse repurchase agreements.

(j)	Subject to Alternative Minimum Tax.

Glossary:

£—Great British Pound

€—Euro

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2008.

LIBOR—London Inter-Bank Offered Rate

NR—Not Rated

PIK—Payment-in-Kind

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2008.

Other Investments:

(a)  Futures contracts outstanding at December 31, 2008:

			Market
			Value	Expiration	Unrealized
Type		Contracts	(000)	Date	Appreciation
Long:	Financial Future Euro—90 day	763	$188,728	3/16/09	$6,484,481
	Financial Future Euro—90 day	859	212,323	6/15/09	4,263,698
	Financial Future Euro—90 day	95	23,414	12/14/09	800,771
					$11,548,950

The Fund pledged $4,650,800 in cash as collateral for futures contracts.

(b)  Transactions in options written for the nine months ended December 31, 2008:

	Contracts/Notional	Premiums
Options outstanding, March 31, 2008	12,800,000	$ 242,140
Options written	96,501,186	1,347,514
Options terminated in closing transactions	(109,301,186)	(1,589,654)
Options outstanding, December 31, 2008	—	$—

(c) Credit Default - Buy protection swap agreements outstanding at December 31, 2008 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Paid by Fund	Value (5)	Paid	(Depreciation)
Barclays Bank:
Smurfit-Stone Container	$3,000	97.079%	12/20/09	(5.00)%	$1,478,805	$1,530,000	$(58,279)
Citigroup:
Lyondell Chemical	3,808	244.985%	3/20/14	(5.00)%	2,786,499	2,284,800	490,064
Goldman Sachs:
Smurfit-Stone Container	1,700	97.079%	12/20/09	(5.00)%	837,989	935,000	(99,608)
Morgan Stanley:
Great Lakes Chemical	5,500	7.982%	7/15/09	(0.37)%	218,865	—	214,400
					$5,322,158	$4,749,800	$546,577

(d) Credit Default - Sell protection swap agreements outstanding at December 31, 2008 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Fund	Value (5)	Received	(Depreciation)
Barclays Bank:
Citigroup	$5,000	7.612%	12/20/09	5.00%	$(119,542)	$(800,000)	$701,291
Citigroup	6,100	7.252%	12/20/13	5.00%	(495,189)	(1,555,500)	1,092,505
Citigroup	20,000	7.252%	12/20/13	5.00%	(1,623,572)	(4,900,000)	3,362,539
Dow Jones CDX IG-9 5 Year Index 30-100%	9,723	0.531%	12/20/12	0.758%	64,981	—	67,231
General Electric	2,800	3.708%	12/20/13	3.78%	8,530	—	11,764
Goldman Sachs	10,000	2.915%	3/20/14	2.95%	16,431	—	18,890
SLM	4,550	8.265%	12/20/13	5.00%	(499,505)	(500,500)	7,946
BNP Paribas:
General Electric	3,050	3.708%	12/20/13	4.60%	111,600	—	126,409
General Electric	3,000	3.708%	12/20/13	4.70%	122,042	—	136,925

Citigroup:
American Express	$6,400	2.852%	12/20/13	4.25%	$381,227	$—	$409,938
American Express	2,150	2.852%	12/20/13	4.30%	132,642	—	142,401
Citigroup	4,000	7.252%	12/20/13	5.00%	(324,714)	(990,000)	682,508
Ford Motor	5,000	15.939%	6/20/09	5.00%	(248,988)	(850,000)	617,679
General Electric	25,000	3.708%	12/20/13	3.80%	96,617	—	125,644
General Electric	9,000	3.708%	12/20/13	4.10%	145,230	—	156,505
General Electric	9,500	3.708%	12/20/13	4.25%	211,590	—	223,927
General Electric	7,600	3.708%	12/20/13	4.65%	293,628	—	330,932
General Electric	20,000	3.596%	3/20/14	3.675%	69,472	—	75,597
GMAC	8,000	9.739%	6/20/09	5.00%	(175,133)	(2,000,000)	1,851,533
International Lease Finance Corp	4,000	8.34%	12/20/13	5.00%	(440,066)	(640,000)	216,601
SLM	1,550	8.265%	12/20/13	5.00%	(170,161)	(217,000)	55,020
SLM	7,700	8.265%	12/20/13	5.00%	(845,316)	(924,000)	117,184
SLM	3,000	8.265%	12/20/13	5.00%	(329,344)	(367,500)	53,156
Deutsche Bank:
American Express	10,000	2.70%	3/20/14	2.70%	—	—	750
American International Group	20,000	5.25%	12/20/13	6.60%	1,095,465	—	1,209,131
Citigroup	4,550	7.252%	12/20/13	5.00%	(369,363)	(1,205,750)	860,401
Citigroup	10,000	7.252%	12/20/13	5.00%	(811,786)	(2,250,000)	1,453,492
Dow Jones CDX IG-9 5 Year Index 30-100%	1,945	0.531%	12/20/12	0.76%	13,178	—	13,630
General Electric	9,500	3.708%	12/20/13	4.23%	203,818	—	216,097
General Electric	8,300	3.708%	12/20/13	4.70%	337,649	—	378,827
General Electric	11,100	3.708%	12/20/13	4.70%	451,555	—	505,174
General Electric	15,400	3.708%	12/20/13	4.775%	673,729	—	747,264
Goldman Sachs	15,000	2.85%	3/20/14	2.85%	—	—	1,188
International Lease Finance Corp	20,000	8.34%	12/20/13	5.00%	(2,200,328)	(2,950,000)	835,783
Morgan Stanley	10,000	3.80%	3/20/14	3.80%	—	—	1,056
Morgan Stanley	15,000	4.087%	3/20/14	4.05%	(21,132)	—	(16,070)
SLM	15,000	8.265%	12/20/13	5.00%	(1,646,720)	(1,875,000)	292,863
SLM	4,550	8.265%	12/20/13	5.00%	(499,505)	(637,000)	161,509
SLM	5,200	8.265%	12/20/13	5.00%	(570,863)	(728,000)	184,582
Goldman Sachs:
GMAC	15,000	8.272%	3/20/12	6.45%	(730,928)	—	(701,366)
MGM	5,000	19.635%	12/20/13	5.00%	(1,797,783)	(1,150,000)	(640,144)
JPMorgan Chase:
Citigroup	5,000	7.61%	6/20/09	5.00%	(59,902)	(600,000)	560,931
Commercial Mortgage-Backed Index	28,350	4.96%	12/13/49	0.08%	(8,449,880)	(10,211,024)	1,761,585
Commercial Mortgage-Backed Index	14,150	5.269%	2/15/51	0.35%	(4,471,946)	(5,292,578)	821,594
GMAC	3,000	8.272%	3/20/12	2.11%	(495,914)	—	(493,980)
Smurfit-Stone Container	4,700	97.079%	12/20/09	2.30%	(2,385,095)	—	(2,381,792)
Merrill Lynch & Co.:
American Express	3,000	2.852%	12/20/13	4.40%	197,846	—	211,779
Dow Jones CDX HY-9 Index 25-35%	25,200	7.79%	12/20/10	4.53%	(1,528,887)	—	(1,494,006)
Dow Jones CDX HY-9 Index 35-100%	4,904	2.338%	12/20/10	1.55%	(69,502)	—	(67,179)
General Motors	13,800	140.508%	12/20/09	5.00%	(9,667,857)	(8,073,000)	(1,573,773)
GMAC	23,000	8.063%	9/20/13	5.00%	(2,551,745)	(6,037,500)	3,520,894
SLM	6,075	8.265%	12/20/13	5.00%	(666,922)	(850,500)	215,641
Morgan Stanley:
Commercial Mortgage-Backed Index	14,150	5.269%	2/15/51	0.35%	(4,471,946)	(5,862,213)	1,391,230
					$(44,112,304)	$(61,467,065)	$18,561,216

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2008 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e) Interest rate swap agreements outstanding at December 31, 2008:

			Rate Type			Upfront	Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Market	Premiums	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	Value	Paid (Received)	(Depreciation)
Barclays Bank	BRL 110,200	1/2/12	BRL-CDI-Compounded	10.68%	$(2,114,343)	$(134,677)	$(1,979,666)
Goldman Sachs	BRL 18,000	1/2/12	BRL-CDI-Compounded	10.15%	(484,735)	(129,714)	(355,021)
HSBC Bank	BRL 9,800	1/2/12	BRL-CDI-Compounded	14.765%	198,311	64,616	133,695
JPMorgan Chase	BRL 11,600	1/2/12	BRL-CDI-Compounded	14.765%	234,735	40,327	194,408
Merrill Lynch & Co.	BRL 9,500	1/2/12	BRL-CDI-Compounded	14.765%	192,240	67,208	125,032
Morgan Stanley	BRL 174,100	1/2/12	BRL-CDI-Compounded	10.115%	(4,772,781)	(407,975)	(4,364,806)
					$(6,746,573)	$(500,215)	$(6,246,358)

BRL—Brazilian Real

CDI—Inter-Bank Deposit Certificate

The Fund received $3,070,000 principal vaue in U.S. Treasury Bills. In addition, the Fund pledged $5,370,000 in cash as collateral for derivatives.

(f)  Forward foreign currency contracts outstanding at December 31, 2008:

				Unrealized
		U.S.$ Value	U.S.$ Value	Appreciation
	Counterparty	Origination Date	December 31, 2008	(Depreciation)
Purchased:
42,589,652 Brazilian Real settling 2/3/09	UBS	$18,294,524	$18,054,557	$(239,967)
144,000 British Pound settling 1/13/09	Credit Suisse First Boston	220,890	206,990	(13,900)
576,000 British Pound settling 1/13/09	Morgan Stanley	869,474	827,958	(41,516)
4,031,554 Euro settling 1/13/09	Barclays Bank	5,052,823	5,602,038	549,215
339,000 Euro settling 1/13/09	Deutsche Bank	434,688	471,057	36,369
4,660,000 Euro settling 1/13/09	Morgan Stanley	6,426,606	6,475,294	48,688
1,738,000 Euro settling 1/13/09	Royal Bank of Scotland PLC	2,493,830	2,415,034	(78,796)
2,628,313 Mexican Peso settling 5/19/09	Barclays Bank	187,898	183,280	(4,618)
Sold:
26,320,898 Brazilian Real settling 2/3/09	Barclays Bank	10,940,988	11,157,925	(216,937)
11,123,754 Brazilian Real settling 2/3/09	JPMorgan Chase	4,613,150	4,715,569	(102,419)
5,145,000 Brazilian Real settling 2/3/09	UBS	2,100,000	2,181,063	(81,063)
3,131,000 British Pound settling 1/13/09	Barclays Bank	4,650,198	4,500,586	149,612
2,748,000 British Pound settling 1/13/09	Citigroup	4,073,525	3,950,051	123,474
1,807,000 British Pound settling 1/13/09	Morgan Stanley	2,659,723	2,597,432	62,291
192,000 British Pound settling 1/13/09	Royal Bank of Scotland PLC	287,368	275,986	11,382
2,437,000 British Pound settling 1/13/09	UBS	3,613,779	3,503,011	110,768
1,290,000 Euro settling 1/13/09	JPMorgan Chase	1,777,583	1,792,517	(14,934)
3,869,000 Euro settling 1/13/09	Morgan Stanley	5,160,472	5,376,161	(215,689)
40,252,000 Euro settling 1/13/09	Royal Bank of Scotland PLC	51,727,983	55,932,087	(4,204,104)
1,609,000 Euro settling 1/13/09	UBS	2,044,991	2,235,783	(190,792)
9,997,000 Japanese Yen settling 1/8/09	JPMorgan Chase	111,408	110,288	1,120
2,451,313 Mexican Peso settling 5/19/09	Barclays Bank	178,974	170,937	8,037
177,000 Mexican Peso settling 5/19/09	JPMorgan Chase	13,542	12,343	1,199
				$(4,302,580)

(g)  Open reverse repurchase agreements at December 31, 2008:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Barclays Bank	1.75%	12/26/08	1/26/09	$2,955,005	$2,954,000

Collateral for open reverse repurchase agreements at December 31, 2008, as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Par	Value
Barclays Bank	CIT Group, Inc.	3.765%	4/27/11	$5,000,000	$4,275,950

Fair Value Measurements–Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participant. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.  The Fund utilized the following fair value techniques:  multi-dimensional relational pricing model and option adjusted spread pricing.

The following is a summary of the inputs used at December 31, 2008 in valuing the Fund’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$28,500,400	$11,548,950
Level 2 - Other Significant Observable Inputs	1,055,197,251	12,511,529
Level 3 - Significant Unobservable Inputs	59,501,060	(3,952,674)
Total	$1,143,198,711	$20,107,805

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at December 31, 2008, were as follows:

		Other
	Investments in	Financial
	Securities	Instruments
Beginning balance, 3/31/08	$50,818,485	$(28,624,821)
Net purchases (sales) and settlements	25,804,738	2,113,434
Accrued discounts (premiums)	(55,106)	—
Total realized and unrealized gain (loss)	(16,533,871)	(3,198,466)
Transfers in and/or out of Level 3	(533,186)	25,757,179
Ending balance, 12/31/08	$59,501,060	$(3,952,674)

Item 2. Controls and Procedures

(a)                                  The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                 There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 25, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 25, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: : February 25, 2009